SHAREHOLDERS' COMPENSATION	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' COMPENSATION
SHAREHOLDERS' COMPENSATION

NOTE 27 — SHAREHOLDERS' COMPENSATION

	12/31/2019	12/31/2018
Dividends of fiscal year 2019	2,540,567	—
Dividends of fiscal year 2018	14,809	1,253,164
Unclaimed dividends	4,760	7,502
Dividends withheld from previous fiscal years	—	44,967
Minimum required dividends of fiscal year 2019	15,080	—
	2,575,216	1,305,633